Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating leases
Lease contracts not yet commenced, undiscounted value	€ 82	€ 67
Lease revenue (note 2 "Revenue disaggregation and segmental analysis")	559	502
Income from leases not recognised as revenue	180	203
Committed operating lease income due to the Group as a lessor	1,590	1,087
Within one year
Operating leases
Committed operating lease income due to the Group as a lessor	510	442
In more than one year but less than two years
Operating leases
Committed operating lease income due to the Group as a lessor	261	211
In more than two years but less than three years
Operating leases
Committed operating lease income due to the Group as a lessor	175	114
In more than three years but less than four years
Operating leases
Committed operating lease income due to the Group as a lessor	134	53
In more than four years but less than five years
Operating leases
Committed operating lease income due to the Group as a lessor	115	44
In more than five years
Operating leases
Committed operating lease income due to the Group as a lessor	€ 395	€ 223